Related Party Transaction (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of related party transaction
Name of party	Relationship

Shenzhen Meten International Education Company Limited ( "Shenzhen Meten")	Entity in immediate family

Schedule of advances from the related party
For the Period from September 27, 2019 (Inception) to December 31, 2019
US$

Advances from the related party
- Shenzhen Meten	5,142
Total	5,142

Schedule of amounts due to the related party
As of December 31, 2019
US$

Amounts due to the related party
- Shenzhen Meten	5,142
Total	5,142